Loan Commitments and Other Related Activities (FY) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Loan	Dec. 31, 2018 USD ($)
Commitments to Make Loans [Member]
Contractual Amounts of Financial Instruments Off-Balance-Sheet Risk [Abstract]
Contractual amounts of financial instruments off-balance-sheet risk	$ 5,930	$ 10,875
Commitments to Make Loans [Member] | Maximum [Member]
Commitments Loans [Abstract]
Loan commitment period	60 days
Commitments to Make Loans [Member] | Real Estate [Member] | Multi-family Loans [Member]
Commitments Loans [Abstract]
Number of loan commitments | Loan	2
Loan period of initial interest rate term	5 years
Commitments to Make Loans [Member] | Real Estate [Member] | Multi-family Loans [Member] | Minimum [Member]
Commitments Loans [Abstract]
Initial interest rate	3.50%
Commitments to Make Loans [Member] | Real Estate [Member] | Multi-family Loans [Member] | Maximum [Member]
Commitments Loans [Abstract]
Initial interest rate	3.75%
Unused Lines of Credit [Member]
Contractual Amounts of Financial Instruments Off-Balance-Sheet Risk [Abstract]
Contractual amounts of financial instruments off-balance-sheet risk	$ 1,970	$ 1,491